Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

Going concern

The financial statements have been prepared on the basis that the Company will continue as a going concern after considering the Company’s cash position of CHF 124.4 million as of December 31, 2017. The Company received CHF 14 million in 2017 for the clinical milestone related to the collaboration with Genentech on the first dosing in a Phase 2 clinical trial for Alzheimer’s Disease (AD) with an anti-Tau monoclonal antibody, CHF 14 million in 2016 for the clinical milestone related to the collaboration with Genentech on the anti-Tau antibody program and CHF 4.9 million in 2016 for the clinical milestone related to ACI-35 pursuant to its collaboration with Janssen. This total also reflects the $75.9 million (CHF 74.5 million) in gross proceeds raised in the initial public offering (“IPO”) in September 2016 and the $13.5 million (CHF 13.2 million) the Company raised in the Series E Private Placement Extension financing in April 2016.

To date, the Company has financed its cash requirements primarily from its initial public offering, share issuances and revenues from collaboration agreements. The Company is a clinical stage company and is exposed to all the risks inherent to establishing a business. Inherent to the Company’s business are various risks and uncertainties, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) successfully move its product candidates through clinical development, (iv) attract and retain key personnel, and (v) acquire capital to support its operations.

Statement of compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These financial statements have been approved for issue by the Board of Directors on March 20, 2018.

Basis of measurement

The financial statements have been prepared under the historical cost convention except for items that are required to be accounted for at fair value.

Functional currency

The financial statements of the Company are presented in Swiss Francs (CHF), which is also the functional currency of the Company. All financial information presented in Swiss Francs (except for share capital and earnings per share data) has been rounded to the nearest thousand CHF (CHF thousands), unless otherwise indicated. The Company also has transactions denominated in U.S. Dollars ($) and Euros (EUR) that are translated to CHF using prevailing exchange rates at the date of transaction or as of the balance sheet date.